Segment Information (Tables)	6 Months Ended
Jun. 30, 2016
Segment Information
Reporting Information by Segment
	Drybulk Segment		Offshore support Segment		Tanker Segment		Drilling Segment		Total

	Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,
	2015	2016	2015	2016	2015	2016	2015	2016	2015	2016
Revenues from external customers	$64,609	$15,223	$-	$9,769	$104,879	$45	$725,805	$-	$895,293	$25,037
Income tax expense	-	-	-	(19)	-	-	(36,931)	-	(36,931)	(19)
Net loss	(201,210)	(64,963)	-	(8,391)	(16,513)	(1,115)	(1,242,728)	(41,454)	(1,460,451)	(115,923)

	December 31, 2015	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015	June 30, 2016
Total assets	$250,877	$121,941	$131,124	$114,707	$2,641	$909	$91,410	$-	$476,052	$237,557